Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Revenue
Revenue	$ 13,474	$ 10,694	$ 26,279	$ 21,394
Contract assets	500		500		$ 0
Contract liabilities	45,200		45,200		31,600
Refundable customer deposits	13,800		13,800		0
Revenue recognized	$ 6,700	6,800	$ 16,700	16,100
Contract renewal period	5 years		5 years
Practical expedient			true
Mariadb Corporation Ab
Revenue
Revenue					43,685	$ 36,028
Contract liabilities					$ 25,500	17,800
Contract renewal period					5 years
Practical expedient					true
Mariadb Corporation Ab | MariaDB Enterprise
Revenue
Revenue					$ 37,283	30,900
Mariadb Corporation Ab | MariaDB SkySQL
Revenue
Revenue					1,168	906
Deferred commissions
Revenue
Deferred contract cost	$ 4,900		$ 4,900		4,600
Deferred commissions | Mariadb Corporation Ab
Revenue
Deferred contract cost					1,800	2,300
Subscription
Revenue
Revenue	12,021	9,510	23,298	19,019
Subscription | Mariadb Corporation Ab
Revenue
Revenue					38,451	31,806
Cloud related
Revenue
Revenue	2,938	1,114	4,817	2,105
Other
Revenue
Revenue	9,083	8,396	18,481	16,914
Services
Revenue
Revenue	1,453	1,184	2,981	2,375
Services | Mariadb Corporation Ab
Revenue
Revenue					5,234	4,222
Services | Transferred at Point in Time
Revenue
Revenue	100	0	300	0
Services | Transferred at Point in Time | Mariadb Corporation Ab
Revenue
Revenue					200	500
Services | Transferred over Time
Revenue
Revenue	$ 1,400	$ 1,200	$ 2,700	$ 2,400
Services | Transferred over Time | Mariadb Corporation Ab
Revenue
Revenue					$ 5,000	$ 3,700
Geographic Concentration Risk | Revenue Benchmark | IRELAND
Revenue
Revenue percentage	0.40%	0.20%	0.70%	0.20%
Geographic Concentration Risk | Revenue Benchmark | Finland | Mariadb Corporation Ab
Revenue
Revenue percentage					4.60%	4.80%
Geographic Concentration Risk | Revenue Benchmark | United States
Revenue
Revenue percentage	42.90%	44.80%	42.60%	44.20%
Geographic Concentration Risk | Revenue Benchmark | United States | Mariadb Corporation Ab
Revenue
Revenue percentage					44.20%	40.50%